CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,482	$ 1,205	$ 2,974	$ 2,536
Other income		62	61	96	87
Direct operating costs	[1]	(618)	(425)	(1,252)	(826)
Management service costs		(53)	(55)	(98)	(112)
Interest expense		(489)	(402)	(965)	(796)
Share of (loss) earnings from equity-accounted investments		(25)	13	(58)	46
Foreign exchange and financial instruments gain		116	172	236	318
Depreciation		(517)	(458)	(1,019)	(887)
Other		(27)	59	(39)	5
Income tax (expense) recovery
Current		(16)	(37)	(44)	(80)
Deferred		(3)	18	11	37
Tax expense (income)		19	19	33	43
Net income (loss)		(88)	151	(158)	328
Net income (loss) attributable to:
Preferred limited partners' equity		9	10	20	20
Limited partners' equity		(79)	(28)	(146)	(54)
Net income (loss)		$ (88)	$ 151	$ (158)	$ 328
Basic earnings (loss) per LP Unit (in dollars per share)		$ (0.28)	$ (0.10)	$ (0.51)	$ (0.20)
Diluted earnings (loss) per LP Unit (in dollars per share)		$ (0.28)	$ (0.10)	$ (0.51)	$ (0.20)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 846	$ 536	$ 1,620	$ 1,174
Other income		(86)	(35)	(123)	(36)
Direct operating costs		(374)	(220)	(743)	(410)
Interest expense		(301)	(226)	(586)	(443)
Income tax (expense) recovery
Current		(9)	(25)	(29)	(55)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income (loss)		41	167	66	352
Net income (loss) attributable to:
Non-controlling interests		41	167	66	352
Net income (loss)		41	167	66	352
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net income (loss)		30	27	63	55
Net income (loss) attributable to:
Non-controlling interests		30	27	63	55
Net income (loss)		30	27	63	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net income (loss)		(54)	(20)	(99)	(38)
Net income (loss) attributable to:
Non-controlling interests		(54)	(20)	(99)	(38)
Net income (loss)		(54)	(20)	(99)	(38)
BEPC exchangeable shares
Net income (loss) attributable to:
Non-controlling interests		(51)	(18)	(92)	(34)
Preferred equity
Income tax (expense) recovery
Net income (loss)		6	6	13	13
Net income (loss) attributable to:
Non-controlling interests		6	6	13	13
Net income (loss)		6	6	13	13
Perpetual subordinated notes
Income tax (expense) recovery
Net income (loss)		10	7	17	14
Net income (loss) attributable to:
Non-controlling interests		10	7	17	14
Net income (loss)		$ 10	$ 7	$ 17	$ 14

[1]	Direct operating costs exclude depreciation expense disclosed below.